Summary of Significant Accounting Policies - Schedule of Potential Additional Dilutive Securities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Series A Convertible Preferred Shares		3,269,998	3,269,998
Conversion rate	0.2	0.00002	0.00002
Common shares after conversion	654,000	654,000	654,000
Option shares		88,510	109,584
Warrant [Member]
Warrant shares	88,510
Conversion of Securities Purchase Agreement into Common Stock [Member]
Senior Secured Debentures (in Dollars) | $	$ 2,050,000
Conversion rate (in Dollars per share) | $ / shares	$ 5.46
Shares	375,458
Conversion of Convertible Note into Common Stock [Member]
Conversion rate (in Dollars per share) | $ / shares	$ 5.46
Shares	29,304
Convertible note (in Dollars) | $	$ 164,000
Series A Preferred Stock [Member]
Series A Convertible Preferred Shares	3,269,998			3,269,998
Share-Based Payment Arrangement, Nonemployee [Member]
Option shares	137,625